STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 73,200	$ 253,800	$ (291,936)	$ 35,064
Beginning balance, shares at Dec. 31, 2022	73,200,000
Net Loss			(22,999)	(22,999)
Ending balance, value at Dec. 31, 2023	$ 73,200	253,800	(314,935)	12,065
Ending balance, shares at Dec. 31, 2023	73,200,000
Net Loss			1,693	1,693
Ending balance, value at Mar. 31, 2024	$ 73,200	253,800	(313,242)	13,758
Ending balance, shares at Mar. 31, 2024	73,200,000
Beginning balance, value at Dec. 31, 2023	$ 73,200	253,800	(314,935)	12,065
Beginning balance, shares at Dec. 31, 2023	73,200,000
Net Loss			(57,835)	(57,835)
Ending balance, value at Dec. 31, 2024	$ 73,200	253,800	(372,770)	(45,770)
Ending balance, shares at Dec. 31, 2024	73,200,000
Net Loss			(11,502)	(11,502)
Ending balance, value at Mar. 31, 2025	$ 73,200	$ 253,800	$ (384,272)	$ (57,272)
Ending balance, shares at Mar. 31, 2025	73,200,000